Convertible redeemable preferred shares (Details 4)	12 Months Ended
	Dec. 31, 2013 vote	Dec. 31, 2011
Preferred Shares
Convertible redeemable preferred shares
Risk-free interest rate (as a percent)		2.53%
Volatility (as a percent)		66.10%
Discount rate (as a percent)		16.00%
Preferred Stock Voting Rights Per Share	1
Series A Preferred Shares
Convertible redeemable preferred shares
Percentage of the original issuance price for calculating liquidation preference	150.00%
Series B Preferred Shares
Convertible redeemable preferred shares
Percentage of the original issuance price for calculating liquidation preference	100.00%
Series C Preferred Shares
Convertible redeemable preferred shares
Percentage of the original issuance price for calculating liquidation preference	100.00%